Calvert
High Yield Bond Fund
June 30, 2025
Schedule of Investments (Unaudited)

Common Stocks — 0.7%

Security	Shares	Value
Environmental — 0.5%
GFL Environmental, Inc.	47,500	$ 2,396,850
		$ 2,396,850
Paper — 0.2%
Enviva LLC(1)(2)	46,181	$ 906,302
		$ 906,302
Total Common Stocks (identified cost $1,376,421)		$ 3,303,152

Convertible Bonds — 0.2%

Security	Principal Amount (000's omitted)	Value
Homebuilders/Real Estate — 0.2%
Pebblebrook Hotel Trust, 1.75%, 12/15/26	$1,195	$ 1,132,361
Total Convertible Bonds (identified cost $1,128,855)		$ 1,132,361

Corporate Bonds — 86.8%

Security	Principal Amount* (000's omitted)	Value
Aerospace — 1.3%
Amentum Holdings, Inc., 7.25%, 8/1/32(3)	2,682	$ 2,762,079
Axon Enterprise, Inc.:
6.125%, 3/15/30(3)	475	489,659
6.25%, 3/15/33(3)	360	371,578
Moog, Inc., 4.25%, 12/15/27(3)	1,357	1,328,140
Science Applications International Corp., 4.875%, 4/1/28(3)	1,434	1,412,664
		$ 6,364,120
Automotive & Auto Parts — 2.6%
Belron U.K. Finance PLC, 5.75%, 10/15/29(3)	2,286	$2,306,730
Clarios Global LP/Clarios U.S. Finance Co.:
6.75%, 2/15/30(3)	1,238	1,288,247
8.50%, 5/15/27(3)	854	859,342
Ford Motor Co., 4.75%, 1/15/43	2,109	1,623,419
Ford Motor Credit Co. LLC, 7.20%, 6/10/30	1,300	1,368,648
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(3)	2,139	1,549,476
Wand NewCo 3, Inc., 7.625%, 1/30/32(3)	3,543	3,726,630
		$12,722,492
Broadcasting — 0.6%
Gray Media, Inc., 5.375%, 11/15/31(3)(4)	976	$732,679
Playtika Holding Corp., 4.25%, 3/15/29(3)	1,887	1,714,198
Security	Principal Amount* (000's omitted)		Value
Broadcasting (continued)
Scripps Escrow II, Inc., 3.875%, 1/15/29(3)(4)		761	$ 663,166
			$ 3,110,043
Building Materials — 3.7%
Builders FirstSource, Inc., 6.375%, 3/1/34(3)		2,500	$ 2,550,808
CP Atlas Buyer, Inc., 7.00%, 12/1/28(3)(4)		2,137	1,979,711
JH North America Holdings, Inc.:
5.875%, 1/31/31(3)		1,593	1,607,906
6.125%, 7/31/32(3)		757	770,042
Masterbrand, Inc., 7.00%, 7/15/32(3)		2,088	2,135,130
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(3)		3,344	3,337,933
Standard Industries, Inc.:
2.25%, 11/21/26(5)	EUR	1,157	1,350,565
3.375%, 1/15/31(3)		1,121	1,006,110
4.375%, 7/15/30(3)		1,128	1,068,742
4.75%, 1/15/28(3)		2,000	1,979,215
			$17,786,162
Cable/Satellite TV — 2.5%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/31(3)		1,186	$1,108,677
4.25%, 1/15/34(3)		1,974	1,758,463
4.50%, 8/15/30(3)		1,574	1,501,603
4.75%, 3/1/30(3)		3,129	3,033,714
5.00%, 2/1/28(3)		1,000	991,470
5.375%, 6/1/29(3)		687	684,965
CSC Holdings LLC:
3.375%, 2/15/31(3)(4)		936	649,358
4.125%, 12/1/30(3)		608	429,481
5.50%, 4/15/27(3)		740	707,138
11.75%, 1/31/29(3)		1,396	1,328,686
			$12,193,555
Capital Goods — 2.9%
Arcosa, Inc., 6.875%, 8/15/32(3)		1,935	$2,009,391
Calderys Financing II LLC, 11.75%, (11.75% cash or 12.50% PIK), 6/1/28(3)(6)		1,579	1,641,020
Calderys Financing LLC, 11.25%, 6/1/28(3)		2,000	2,122,771
Chart Industries, Inc., 9.50%, 1/1/31(3)		1,389	1,483,758
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.625%, 12/15/30(3)		1,981	2,027,399
Esab Corp., 6.25%, 4/15/29(3)		1,544	1,582,771
Madison IAQ LLC, 5.875%, 6/30/29(3)(4)		2,087	2,054,441
New Flyer Holdings, Inc., 9.25%, 7/1/30(3)		1,026	1,083,283
			$14,004,834
Chemicals — 3.9%
Avient Corp.:
6.25%, 11/1/31(3)		870	$878,676

Calvert
High Yield Bond Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Chemicals (continued)
Avient Corp.: (continued)
7.125%, 8/1/30(3)		2,183	$ 2,253,191
Celanese U.S. Holdings LLC:
6.50%, 4/15/30		500	512,149
6.75%, 4/15/33(4)		418	422,680
7.20%, 11/15/33(4)		1,846	1,960,793
Compass Minerals International, Inc.:
6.75%, 12/1/27(3)		1,043	1,052,359
8.00%, 7/1/30(3)		1,270	1,313,085
Herens Holdco SARL, 4.75%, 5/15/28(3)(4)		1,787	1,605,226
Nufarm Australia Ltd./Nufarm Americas, Inc., 5.00%, 1/27/30(3)		867	800,681
Olympus Water U.S. Holding Corp.:
7.25%, 6/15/31(3)		1,000	1,020,840
9.75%, 11/15/28(3)		3,327	3,507,590
SNF Group SACA:
2.625%, 2/1/29(5)	EUR	1,289	1,485,968
2.625%, 2/1/29(3)	EUR	100	115,281
WR Grace Holdings LLC:
4.875%, 6/15/27(3)		1,163	1,157,735
5.625%, 8/15/29(3)		345	312,614
7.375%, 3/1/31(3)		340	348,430
			$18,747,298
Consumer Products — 2.3%
Acushnet Co., 7.375%, 10/15/28(3)		2,661	$2,776,958
Edgewell Personal Care Co.:
4.125%, 4/1/29(3)		1,333	1,260,392
5.50%, 6/1/28(3)		954	949,974
Somnigroup International, Inc., 3.875%, 10/15/31(3)		4,110	3,741,020
Spectrum Brands, Inc., 3.875%, 3/15/31(3)		3,071	2,478,725
			$11,207,069
Containers — 2.8%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC:
3.00%, 9/1/29(5)	EUR	850	$900,210
4.00%, 9/1/29(3)(4)		2,002	1,829,462
Ball Corp., 6.875%, 3/15/28		802	821,222
Canpack SA/Canpack U.S. LLC, 3.875%, 11/15/29(3)		1,786	1,674,289
Clydesdale Acquisition Holdings, Inc.:
6.75%, 4/15/32(3)		1,522	1,562,932
8.75%, 4/15/30(3)		2,056	2,104,345
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/26		1,165	1,159,200
Owens-Brockway Glass Container, Inc., 7.25%, 5/15/31(3)(4)		1,111	1,139,955
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC, 9.50%, 5/15/30(3)		2,294	2,346,940
			$13,538,555
Security	Principal Amount* (000's omitted)	Value
Diversified Financial Services — 5.7%
Ally Financial, Inc., 4.70% to 5/15/26(7)(8)	1,966	$ 1,904,342
Azorra Finance Ltd., 7.25%, 1/15/31(3)(9)	1,004	1,027,516
Boost Newco Borrower LLC, 7.50%, 1/15/31(3)	1,522	1,616,706
CI Financial Corp., 4.10%, 6/15/51	1,100	782,793
Compass Group Diversified Holdings LLC:
5.00%, 1/15/32(3)	721	610,641
5.25%, 4/15/29(3)	1,406	1,263,212
Diebold Nixdorf, Inc., 7.75%, 3/31/30(3)	2,095	2,227,813
Focus Financial Partners LLC, 6.75%, 9/15/31(3)	2,323	2,372,803
Hightower Holding LLC, 9.125%, 1/31/30(3)	1,997	2,127,880
MSCI, Inc., 3.875%, 2/15/31(3)	1,435	1,354,132
Phoenix Aviation Capital Ltd., 9.25%, 7/15/30(3)	2,268	2,350,799
Rocket Cos., Inc.:
6.125%, 8/1/30(3)	1,060	1,080,834
6.375%, 8/1/33(3)	1,590	1,628,876
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.:
3.625%, 3/1/29(3)	1,699	1,615,766
4.00%, 10/15/33(3)(4)	793	710,019
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 8/15/32(3)	1,832	1,903,803
Walker & Dunlop, Inc., 6.625%, 4/1/33(3)	3,035	3,121,810
		$27,699,745
Diversified Media — 2.2%
Arches Buyer, Inc.:
4.25%, 6/1/28(3)	565	$541,152
6.125%, 12/1/28(3)	1,493	1,374,466
Cars.com, Inc., 6.375%, 11/1/28(3)	1,968	1,974,565
Clear Channel Outdoor Holdings, Inc.:
7.75%, 4/15/28(3)(4)	1,700	1,607,817
7.875%, 4/1/30(3)	1,072	1,107,541
CMG Media Corp., 8.875%, 6/18/29(3)	716	676,548
Snap, Inc., 6.875%, 3/1/33(3)	2,125	2,181,846
Stagwell Global LLC, 5.625%, 8/15/29(3)	1,325	1,268,773
		$10,732,708
Entertainment/Film — 0.3%
Cinemark USA, Inc., 5.25%, 7/15/28(3)	1,517	$1,510,904
		$1,510,904
Environmental — 2.0%
Clean Harbors, Inc.:
4.875%, 7/15/27(3)	500	$497,902
5.125%, 7/15/29(3)	1,000	990,453
6.375%, 2/1/31(3)	280	287,072
GFL Environmental, Inc.:
3.50%, 9/1/28(3)	1,631	1,574,389
4.00%, 8/1/28(3)	1,500	1,455,991
4.75%, 6/15/29(3)	1,343	1,326,145

Calvert
High Yield Bond Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Environmental (continued)
Reworld Holding Corp.:
4.875%, 12/1/29(3)		1,948	$ 1,854,757
5.00%, 9/1/30		1,200	1,136,778
Wrangler Holdco Corp., 6.625%, 4/1/32(3)		565	588,646
			$ 9,712,133
Food & Drug Retail — 1.4%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC:
4.875%, 2/15/30(3)		2,108	$ 2,074,421
5.875%, 2/15/28(3)		2,295	2,294,544
Ingles Markets, Inc., 4.00%, 6/15/31(3)		2,660	2,485,747
			$6,854,712
Food, Beverage & Tobacco — 4.5%
BellRing Brands, Inc., 7.00%, 3/15/30(3)		2,032	$2,118,114
Chobani Holdco II LLC, 8.75%, (8.75% cash or 9.50% PIK), 10/1/29(3)(6)		3,819	4,098,965
Chobani LLC/Chobani Finance Corp., Inc.:
4.625%, 11/15/28(3)		1,518	1,491,359
7.625%, 7/1/29(3)		1,815	1,893,611
Darling Ingredients, Inc.:
5.25%, 4/15/27(3)		500	499,419
6.00%, 6/15/30(3)		711	721,003
Performance Food Group, Inc.:
4.25%, 8/1/29(3)		2,496	2,409,236
6.125%, 9/15/32(3)		1,288	1,319,149
Pilgrim's Pride Corp., 3.50%, 3/1/32		2,000	1,802,405
Primo Water Holdings, Inc./Triton Water Holdings, Inc., 6.25%, 4/1/29(3)		1,456	1,467,358
U.S. Foods, Inc., 4.75%, 2/15/29(3)		2,490	2,448,681
Viking Baked Goods Acquisition Corp., 8.625%, 11/1/31(3)		1,230	1,208,191
			$21,477,491
Healthcare — 9.2%
AHP Health Partners, Inc., 5.75%, 7/15/29(3)		478	$466,524
AMN Healthcare, Inc.:
4.00%, 4/15/29(3)(4)		1,033	958,286
4.625%, 10/1/27(3)		122	118,748
AthenaHealth Group, Inc., 6.50%, 2/15/30(3)(4)		6,550	6,453,161
Avantor Funding, Inc.:
3.875%, 7/15/28(5)	EUR	600	705,931
4.625%, 7/15/28(3)		1,022	1,004,298
Concentra Health Services, Inc., 6.875%, 7/15/32(3)		901	933,989
Encompass Health Corp., 4.75%, 2/1/30		1,247	1,232,151
Fortrea Holdings, Inc., 7.50%, 7/1/30(3)(4)		1,227	1,112,184
HealthEquity, Inc., 4.50%, 10/1/29(3)		2,021	1,967,510
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 4/30/28(3)		3,390	3,583,708
Security	Principal Amount* (000's omitted)	Value
Healthcare (continued)
IQVIA, Inc.:
5.00%, 5/15/27(3)	594	$ 592,380
6.25%, 6/1/32(3)	1,282	1,317,214
LifePoint Health, Inc.:
5.375%, 1/15/29(3)(4)	2,679	2,499,239
9.875%, 8/15/30(3)	655	709,337
10.00%, 6/1/32(3)(4)	645	666,230
Medline Borrower LP, 5.25%, 10/1/29(3)(4)	3,989	3,960,817
Molina Healthcare, Inc.:
3.875%, 11/15/30(3)	2,502	2,328,762
3.875%, 5/15/32(3)	944	859,889
6.25%, 1/15/33(3)	765	779,171
Option Care Health, Inc., 4.375%, 10/31/29(3)	2,368	2,280,886
Perrigo Finance Unlimited Co.:
4.90%, 6/15/30(4)	2,023	1,990,478
4.90%, 12/15/44	513	401,569
Prestige Brands, Inc., 3.75%, 4/1/31(3)	1,119	1,031,903
Surgery Center Holdings, Inc., 7.25%, 4/15/32(3)(4)	1,681	1,715,061
Team Health Holdings, Inc., 13.50%, (9.00% cash and 4.50% PIK), 6/30/28(3)	1,484	1,612,675
U.S. Acute Care Solutions LLC, 9.75%, 5/15/29(3)	2,356	2,433,013
Varex Imaging Corp., 7.875%, 10/15/27(3)	544	551,491
		$44,266,605
Homebuilders/Real Estate — 5.3%
Ashton Woods USA LLC/Ashton Woods Finance Co.:
4.625%, 8/1/29(3)	312	$298,188
4.625%, 4/1/30(3)	2,005	1,914,344
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 2/1/32(3)	925	917,504
Cushman & Wakefield U.S. Borrower LLC:
6.75%, 5/15/28(3)	2,032	2,050,625
8.875%, 9/1/31(3)(4)	1,557	1,673,175
Greystar Real Estate Partners LLC, 7.75%, 9/1/30(3)	5,489	5,830,548
KB Home:
4.00%, 6/15/31(4)	75	69,673
4.80%, 11/15/29	1,452	1,415,208
New Home Co., Inc.:
8.50%, 11/1/30(3)	646	658,736
9.25%, 10/1/29(3)	1,794	1,862,129
Outfront Media Capital LLC/Outfront Media Capital Corp.:
4.625%, 3/15/30(3)(4)	2,416	2,309,266
7.375%, 2/15/31(3)	1,187	1,257,596
Taylor Morrison Communities, Inc.:
5.125%, 8/1/30(3)	2,309	2,302,409
5.75%, 1/15/28(3)	306	310,805

Calvert
High Yield Bond Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Homebuilders/Real Estate (continued)
TopBuild Corp.:
3.625%, 3/15/29(3)		1,000	$ 946,758
4.125%, 2/15/32(3)		2,051	1,903,313
			$ 25,720,277
Insurance — 3.6%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
6.50%, 10/1/31(3)		317	$ 323,292
6.75%, 10/15/27(3)		4,251	4,257,313
7.00%, 1/15/31(3)		1,104	1,142,822
7.375%, 10/1/32(3)		230	237,375
AmWINS Group, Inc., 4.875%, 6/30/29(3)		2,670	2,596,413
AssuredPartners, Inc., 5.625%, 1/15/29(3)		1,300	1,297,365
Jones Deslauriers Insurance Management, Inc., 10.50%, 12/15/30(3)		2,103	2,243,119
Panther Escrow Issuer LLC, 7.125%, 6/1/31(3)		1,768	1,837,670
Ryan Specialty LLC, 5.875%, 8/1/32(3)		3,212	3,239,321
			$17,174,690
Leisure — 0.4%
Motion Finco SARL, 8.375%, 2/15/32(3)		2,083	$1,909,537
			$1,909,537
Metals/Mining — 1.9%
Constellium SE:
3.125%, 7/15/29(4)(5)	EUR	1,150	$1,306,486
3.75%, 4/15/29(3)		845	794,632
5.625%, 6/15/28(3)		1,000	994,775
Hudbay Minerals, Inc.:
4.50%, 4/1/26(3)		1,721	1,711,378
6.125%, 4/1/29(3)		995	1,011,240
Novelis Corp.:
3.25%, 11/15/26(3)		500	492,325
3.875%, 8/15/31(3)(4)		2,085	1,875,145
4.75%, 1/30/30(3)		927	888,828
			$9,074,809
Publishing/Printing — 1.2%
Cimpress PLC, 7.375%, 9/15/32(3)		1,437	$1,373,416
McGraw-Hill Education, Inc.:
5.75%, 8/1/28(3)		1,345	1,354,030
7.375%, 9/1/31(3)		860	897,755
8.00%, 8/1/29(3)		2,306	2,349,519
			$5,974,720
Railroad — 0.5%
Watco Cos. LLC/Watco Finance Corp., 7.125%, 8/1/32(3)		2,355	$2,463,462
			$2,463,462
Security	Principal Amount* (000's omitted)	Value
Restaurants — 0.4%
Yum! Brands, Inc., 3.625%, 3/15/31	1,824	$ 1,685,662
		$ 1,685,662
Services — 6.9%
Adtalem Global Education, Inc., 5.50%, 3/1/28(3)	3,102	$ 3,078,822
APi Group DE, Inc., 4.75%, 10/15/29(3)	2,577	2,539,553
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.375%, 6/15/32(3)	440	460,636
Clarivate Science Holdings Corp., 4.875%, 7/1/29(3)	1,293	1,218,765
EquipmentShare.com, Inc., 8.625%, 5/15/32(3)	1,580	1,681,025
Gartner, Inc., 3.625%, 6/15/29(3)	788	749,789
Herc Holdings, Inc.:
7.00%, 6/15/30(3)	955	997,958
7.25%, 6/15/33(3)	820	859,730
Imola Merger Corp., 4.75%, 5/15/29(3)	3,607	3,484,821
Korn Ferry, 4.625%, 12/15/27(3)	2,366	2,356,771
NESCO Holdings II, Inc., 5.50%, 4/15/29(3)	1,485	1,447,756
Ritchie Bros Holdings, Inc.:
6.75%, 3/15/28(3)	1,504	1,544,638
7.75%, 3/15/31(3)	347	365,221
Specialty Building Products Holdings LLC/SBP Finance Corp., 7.75%, 10/15/29(3)	2,970	2,921,386
VT Topco, Inc., 8.50%, 8/15/30(3)	2,431	2,564,963
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(3)	1,697	1,692,098
WESCO Distribution, Inc.:
6.625%, 3/15/32(3)	1,345	1,399,365
7.25%, 6/15/28(3)	853	864,175
Windsor Holdings III LLC, 8.50%, 6/15/30(3)	2,793	2,996,546
		$33,224,018
Steel — 0.6%
TMS International Corp., 6.25%, 4/15/29(3)	2,790	$2,655,054
		$2,655,054
Super Retail — 5.4%
Asbury Automotive Group, Inc.:
4.50%, 3/1/28	691	$682,029
4.625%, 11/15/29(3)	398	384,569
4.75%, 3/1/30	1,118	1,083,284
5.00%, 2/15/32(3)	162	154,239
Bath & Body Works, Inc.:
6.625%, 10/1/30(3)	435	448,785
6.75%, 7/1/36	196	199,524
6.95%, 3/1/33	1,244	1,282,339
Champ Acquisition Corp., 8.375%, 12/1/31(3)	1,517	1,615,798
Cougar JV Subsidiary LLC, 8.00%, 5/15/32(3)	2,361	2,518,991
Evergreen Acqco 1 LP/TVI, Inc., 9.75%, 4/26/28(3)	1,599	1,674,008
Group 1 Automotive, Inc.:
4.00%, 8/15/28(3)	1,761	1,701,183

Calvert
High Yield Bond Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Super Retail (continued)
Group 1 Automotive, Inc.: (continued)
6.375%, 1/15/30(3)	380	$ 390,920
Hanesbrands, Inc., 9.00%, 2/15/31(3)(4)	1,020	1,080,919
Ken Garff Automotive LLC, 4.875%, 9/15/28(3)	1,490	1,472,386
LCM Investments Holdings II LLC:
4.875%, 5/1/29(3)	1,245	1,211,728
8.25%, 8/1/31(3)	209	222,380
Lithia Motors, Inc.:
3.875%, 6/1/29(3)	958	914,396
4.375%, 1/15/31(3)	1,324	1,259,858
4.625%, 12/15/27(3)	1,173	1,164,744
Mavis Tire Express Services Topco Corp., 6.50%, 5/15/29(3)(4)	2,343	2,303,332
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/28(3)	1,709	1,668,008
Sonic Automotive, Inc.:
4.625%, 11/15/29(3)(4)	2,129	2,067,230
4.875%, 11/15/31(3)	816	776,099
		$26,276,749
Technology — 4.4%
Ciena Corp., 4.00%, 1/31/30(3)(4)	1,403	$1,330,571
Cloud Software Group, Inc.:
6.50%, 3/31/29(3)	1,282	1,294,766
9.00%, 9/30/29(3)	2,446	2,537,616
Coherent Corp., 5.00%, 12/15/29(3)	995	978,256
Ellucian Holdings, Inc., 6.50%, 12/1/29(3)	1,127	1,155,394
Fair Isaac Corp., 4.00%, 6/15/28(3)	2,050	1,996,934
Insight Enterprises, Inc., 6.625%, 5/15/32(3)	2,010	2,072,211
McAfee Corp., 7.375%, 2/15/30(3)(4)	1,438	1,359,433
ON Semiconductor Corp., 3.875%, 9/1/28(3)	1,804	1,746,667
Open Text Holdings, Inc., 4.125%, 2/15/30(3)	1,352	1,279,046
Seagate HDD Cayman:
4.091%, 6/1/29	328	314,490
9.625%, 12/1/32	1,327	1,496,661
Sensata Technologies, Inc.:
3.75%, 2/15/31(3)	1,511	1,378,768
4.375%, 2/15/30(3)	199	190,170
VM Consolidated, Inc., 5.50%, 4/15/29(3)	2,312	2,271,428
		$21,402,411
Telecommunications — 2.6%
Iliad Holding SASU:
7.00%, 4/15/32(3)	795	$815,536
8.50%, 4/15/31(3)	580	620,905
Level 3 Financing, Inc.:
3.875%, 10/15/30(3)	213	185,843
4.50%, 4/1/30(3)	675	614,124
4.875%, 6/15/29(3)	181	170,523
Sable International Finance Ltd., 7.125%, 10/15/32(3)	942	945,322
Virgin Media Finance PLC, 5.00%, 7/15/30(3)	332	303,677
Security	Principal Amount* (000's omitted)		Value
Telecommunications (continued)
Virgin Media Secured Finance PLC:
4.50%, 8/15/30(3)		241	$ 224,134
5.50%, 5/15/29(3)		1,107	1,089,518
Virgin Media Vendor Financing Notes III DAC, 4.875%, 7/15/28(5)	GBP	283	370,979
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/28(3)		1,425	1,396,002
Vmed O2 U.K. Financing I PLC:
4.75%, 7/15/31(3)		1,540	1,425,503
7.75%, 4/15/32(3)		520	541,006
Zegona Finance PLC, 8.625%, 7/15/29(3)		3,008	3,217,041
Ziggo BV, 4.875%, 1/15/30(3)		506	473,175
			$12,393,288
Transport Excluding Air & Rail — 0.4%
Seaspan Corp., 5.50%, 8/1/29(3)		1,874	$1,783,123
			$1,783,123
Utilities — 5.3%
Atlantica Sustainable Infrastructure Ltd., 4.125%, 6/15/28(3)		575	$550,122
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.375%, 2/15/32(3)		5,440	5,453,709
Clearway Energy Operating LLC, 4.75%, 3/15/28(3)		1,221	1,207,235
Ferrellgas LP/Ferrellgas Finance Corp., 5.875%, 4/1/29(3)(4)		1,731	1,602,905
Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29(3)		2,436	2,276,067
NRG Energy, Inc.:
5.75%, 1/15/28		1,021	1,026,803
6.00%, 2/1/33(3)		1,036	1,046,972
6.25%, 11/1/34(3)		707	720,767
10.25% to 3/15/28(3)(7)(8)		1,354	1,504,391
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28(3)		1,635	1,585,110
TerraForm Power Operating LLC:
4.75%, 1/15/30(3)		1,050	1,005,938
5.00%, 1/31/28(3)		1,402	1,388,674
TransAlta Corp., 7.75%, 11/15/29		2,246	2,361,233
XPLR Infrastructure Operating Partners LP:
4.50%, 9/15/27(3)		924	901,292
8.375%, 1/15/31(3)(4)		1,347	1,439,787
8.625%, 3/15/33(3)(4)		1,341	1,438,286
			$25,509,291
Total Corporate Bonds (identified cost $415,974,360)			$419,175,517

Calvert
High Yield Bond Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Senior Floating-Rate Loans — 7.2%(10)

Borrower/Description	Principal Amount (000's omitted)	Value
Automotive & Auto Parts — 0.2%
Clarios Global LP, Term Loan, 6.827%, (1 mo. USD Term SOFR + 2.50%), 5/6/30	$1,075	$ 1,072,924
		$ 1,072,924
Broadcasting — 0.0%†
EW Scripps Co., Term Loan, 6/30/28(11)	$172	$ 167,082
		$ 167,082
Building Materials — 0.4%
Associated Materials, Inc., Term Loan, 10.327%, (1 mo. USD Term SOFR + 6.00%), 3/8/29	$2,384	$ 2,166,116
		$ 2,166,116
Capital Goods — 0.5%
EMRLD Borrower LP, Term Loan, 6.833%, (3 mo. USD Term SOFR + 2.50%), 5/31/30	$2,315	$2,315,768
		$2,315,768
Diversified Media — 0.2%
CMG Media Corp., Term Loan, 7.896%, (3 mo. USD Term SOFR + 3.50%), 6/18/29	$755	$733,924
		$733,924
Food, Beverage & Tobacco — 0.6%
Primo Brands Corp., Term Loan, 6.546%, (3 mo. USD Term SOFR + 2.25%), 3/31/28	$2,774	$2,786,905
		$2,786,905
Healthcare — 0.7%
Jazz Financing Lux SARL, Term Loan, 6.577%, (1 mo. USD Term SOFR + 2.25%), 5/5/28	$998	$1,003,976
Pluto Acquisition I, Inc., Term Loan, 9.821%, (3 mo. USD Term SOFR + 5.50%), 6/20/28	398	403,627
Team Health Holdings, Inc., Term Loan, 9.529%, (3 mo. USD Term SOFR + 5.25%), 3/2/27	2,174	2,166,092
		$3,573,695
Homebuilders/Real Estate — 0.2%
Signal Parent, Inc., Term Loan, 7.88%, (3 mo. USD Term SOFR + 3.50%), 4/3/28	$1,182	$822,929
		$822,929
Insurance — 0.4%
Truist Insurance Holdings LLC, Term Loan - Second Lien, 9.046%, (3 mo. USD Term SOFR + 4.75%), 5/6/32	$1,782	$1,805,710
		$1,805,710
Borrower/Description	Principal Amount (000's omitted)	Value
Restaurants — 0.6%
IRB Holding Corp., Term Loan, 6.827%, (1 mo. USD Term SOFR + 2.50%), 12/15/27	$2,866	$ 2,869,444
		$ 2,869,444
Services — 0.6%
AlixPartners LLP, Term Loan, 6.941%, (1 mo. USD Term SOFR + 2.50%), 2/4/28	$2,923	$ 2,937,611
		$ 2,937,611
Super Retail — 1.4%
Hanesbrands, Inc., Term Loan, 7.077%, (1 mo. USD Term SOFR + 2.75%), 3/7/32	$1,070	$ 1,074,225
Mavis Tire Express Services Corp., Term Loan, 7.332%, (3 mo. USD Term SOFR + 3.00%), 5/4/28	1,709	1,710,658
Petco Health & Wellness Co., Inc., Term Loan, 7.807%, (3 mo. USD Term SOFR + 3.25%), 3/3/28	1,228	1,133,964
PetSmart, Inc., Term Loan, 8.177%, (1 mo. USD Term SOFR + 3.75%), 2/11/28	2,758	2,735,670
		$6,654,517
Technology — 1.2%
Cloud Software Group, Inc., Term Loan, 7.795%, (3 mo. USD Term SOFR + 3.50%), 3/29/29	$1,543	$1,546,579
Fortress Intermediate 3, Inc., Term Loan, 7.827%, (1 mo. USD Term SOFR + 3.50%), 6/27/31	4,183	4,199,075
		$5,745,654
Telecommunications — 0.2%
Lumen Technologies, Inc.:
Term Loan, 6.791%, (1 mo. USD Term SOFR + 2.35%), 4/16/29	$511	$505,275
Term Loan, 6.791%, (1 mo. USD Term SOFR + 2.35%), 4/15/30	645	638,250
		$1,143,525
Total Senior Floating-Rate Loans (identified cost $35,037,523)		$34,795,804

Miscellaneous — 0.0%

Security	Principal Amount	Value
Diversified Media — 0.0%
National CineMedia, Inc., Escrow Certificates(1)(12)	$679,000	$ 0
		$ 0

Calvert
High Yield Bond Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount	Value
Paper — 0.0%
Enviva LLC, Escrow Certificates(1)(12)	1,451,000	$ 0
		$ 0
Total Miscellaneous (identified cost $0)		$ 0

Short-Term Investments — 12.3%

Affiliated Fund — 4.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.23%(13)	19,474,657	$ 19,474,657
Total Affiliated Fund (identified cost $19,474,657)		$ 19,474,657
Securities Lending Collateral — 8.3%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.35%(14)	39,906,570	$ 39,906,570
Total Securities Lending Collateral (identified cost $39,906,570)		$ 39,906,570
Total Short-Term Investments (identified cost $59,381,227)		$ 59,381,227
Total Investments — 107.2% (identified cost $512,898,386)		$517,788,061

Other Assets, Less Liabilities — (7.2)%	$(34,680,347)

Net Assets — 100.0%	$483,107,714

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
*	In U.S. dollars unless otherwise indicated.
(1)	Non-income producing security.
(2)	Restricted security. Total market value of restricted securities amounts to $906,302, which represents 0.2% of the net assets of the Fund as of June 30, 2025.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2025, the aggregate value of these securities is $384,319,845 or 79.6% of the Fund's net assets.
(4)	All or a portion of this security was on loan at June 30, 2025. The aggregate market value of securities on loan at June 30, 2025 was $39,344,519 and the total market value of the collateral received by the Fund was $40,809,733, comprised of cash of $39,906,570 and U.S. government and/or agencies securities of $903,163.
(5)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At June 30, 2025, the aggregate value of these securities is $6,120,139 or 1.4% of the Fund's net assets.
(6)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer's discretion.
(7)	Security converts to variable rate after the indicated fixed-rate coupon period.
(8)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(9)	When-issued security.
(10)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(11)	This Senior Loan will settle after June 30, 2025, at which time the interest rate will be determined.
(12)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(13)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2025.
(14)	Represents investment of cash collateral received in connection with securities lending.

Calvert
High Yield Bond Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	1,277,101	USD	1,474,503	State Street Bank And Trust Company	7/31/25	$32,743	$ —
USD	105,029	EUR	92,277	State Street Bank And Trust Company	7/31/25	—	(3,877)
USD	268,128	EUR	233,960	State Street Bank And Trust Company	7/31/25	—	(7,993)
USD	6,843,297	EUR	5,972,666	State Street Bank And Trust Company	7/31/25	—	(205,693)
USD	2,260	GBP	1,672	State Street Bank And Trust Company	7/31/25	—	(36)
USD	4,302	GBP	3,238	State Street Bank And Trust Company	7/31/25	—	(143)
USD	7,893	GBP	5,888	State Street Bank And Trust Company	7/31/25	—	(190)
USD	356,070	GBP	265,474	State Street Bank And Trust Company	7/31/25	—	(8,380)
						$32,743	$(226,312)
Restricted Securities
Description	Acquisition Date	Cost
Enviva LLC	12/6/24	$277,317
		$277,317

Abbreviations:
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate

Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar
At June 30, 2025, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objectives. During the fiscal year to date ended June 30, 2025, the Fund entered into forward foreign currency exchange contracts to seek to hedge against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar.
Affiliated Investments
At June 30, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $19,474,657, which represents 4.0% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$21,244,985	$116,342,757	$(118,113,085)	$ —	$ —	$19,474,657	$524,315	19,474,657

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.

Calvert
High Yield Bond Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$2,396,850	$906,302	$ —	$3,303,152
Convertible Bonds	—	1,132,361	—	1,132,361
Corporate Bonds	—	419,175,517	—	419,175,517
Senior Floating-Rate Loans	—	34,795,804	—	34,795,804
Miscellaneous	—	—	0	0
Short-Term Investments:
Affiliated Fund	19,474,657	—	—	19,474,657
Securities Lending Collateral	39,906,570	—	—	39,906,570
Total Investments	$61,778,077	$456,009,984	$0	$517,788,061
Forward Foreign Currency Exchange Contracts	$ —	$32,743	$ —	$32,743
Total	$61,778,077	$456,042,727	$ —	$517,820,804
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$(226,312)	$ —	$(226,312)
Total	$ —	$(226,312)	$ —	$(226,312)

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2025 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.